Share-based compensation - Narrative (Details) SFr in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026 CHF (SFr) shares	Jun. 30, 2025 CHF (SFr)	Jun. 30, 2026 CHF (SFr) shares	Jun. 30, 2025 CHF (SFr)	Dec. 31, 2025 shares
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Share-based compensation | SFr	SFr 907	SFr 1,228	SFr 1,843	SFr 2,370
Performance Share Units (PSU)
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of share-based awards outstanding (in shares)	3,218,673		3,218,673		2,918,458
Restricted Share Units (RSU)
Disclosure Of Number And Weighted Average Exercise Prices Of Other Equity Instruments [Line Items]
Number of share-based awards outstanding (in shares)	586,723		586,723		504,543